Note 17 - Fair Value Disclosure Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		December 31, 2014

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$22,896	$-	$22,896
Obligations of states and political subdivisions	-	98,345	-	98,345
Mortgage-backed securities in government- sponsored entities	-	29,391	-	29,391
Private-label mortgage-backed securities	-	2,919	-	2,919
Total debt securities	-	153,551	-	153,551
Equity securities in financial institutions	33	750	-	783
Total	$33	$154,301	$-	$154,334
		December 31, 2013

	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$25,763	$-	$25,763
Obligations of states and political subdivisions	-	88,614	-	88,614
Mortgage-backed securities in government- sponsored entities	-	38,323	-	38,323
Private-label mortgage-backed securities	-	3,693	-	3,693
Total debt securities	-	156,393	-	156,393
Equity securities in financial institutions	5	745	-	750
Total	$5	$157,138	$-	$157,143

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
		December 31, 2014

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$12,772	$12,772
Other real estate owned	-	-	2,590	2,590
		December 31, 2013

	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$17,158	$17,158
Other real estate owned	-	-	2,698	2,698

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Quantitative Information about Level III Fair Value Measurements
			Valuation	Unobservable	Range
(unaudited, in thousands)	Fair Value Estimate		Techniquest	Input	(Weighted Average)
	December 31, 2014	December 31, 2013
Impaired loans	$12,772	$17,158	Appraisal of collateral (1)	Appraisal adjustments (2)
					0.0%	to	-84.6%	-25.5%
				Liquidation expenses (2)
					0.00%	to	-100.0%	-25.9%
Other real estate owned	$2,590	$2,698	Appraisal of collateral (1), (3)	Appraisal adjustments (2)
					0%	to	-10.0%	-7.5%

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2014
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$25,639	$25,639	$-	$-	$25,639
Investment securities Available for sale	154,334	-	154,334	-	154,334
Loans held for sale	438	-	438	-	438
Net loans	463,738	-	-	475,019	475,019
Bank-owned life insurance	9,092	9,092	-	-	9,092
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,095	2,095	-	-	2,095

Financial liabilities:
Deposits	$586,112	$416,254	$-	$170,542	$586,796
Short-term borrowings	14,808	14,808	-	-	14,808
Other borrowings	10,624	-		10,822	10,822
Accrued interest payable	315	315	-	-	315
	December 31, 2013
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$26,193	$26,193	$-	$-	$26,193
Investment securities Available for sale	157,143	-	157,143	-	157,143
Net loans	428,679	-	-	430,502	430,502
Bank-owned life insurance	8,816	8,816	-	-	8,816
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,135	2,135	-	-	2,135

Financial liabilities:
Deposits	$568,836	$394,422	$-	$175,854	$570,276
Short-term borrowings	10,809	10,809	-	-	10,809
Other borrowings	11,609	-		11,787	11,787
Accrued interest payable	364	364	-	-	364